Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Detail of inventories

	March 31, 2014	December 31, 2013
Finished and semi-finished	$802.6	$722.2
Raw materials	280.1	260.9
Total cost	1,082.7	983.1
Adjustment to state inventories at LIFO value	(395.0)	(396.5)
Inventory, net	$687.7	$586.6

Inventories as of December 31, 2013 and 2012, consist of:

	2013	2012
Finished and semi-finished	$722.2	$728.5
Raw materials	260.9	315.7
Total cost	983.1	1,044.2
Adjustment to state inventories at LIFO value	(396.5)	(435.0)
Inventory, net	$586.6	$609.2